SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SEGMENT INFORMATION
Schedule of disaggregation of revenue by geographic areas

Revenue during the three months ended March 31, 2021

	Americas	EMEA	APAC	Total
Products	$5,854	$2,526	$1,931	$10,311
Services	705	215	82	1,002
Total	$6,559	$2,741	$2,013	$11,313

Revenue during the three months ended March 31, 2020

	Americas	EMEA	APAC	Total
Products	$902	$1,528	$264	$2,694
Services	327	323	41	691
Total	$1,229	$1,851	$305	$3,385

Revenue during the year ended December 31, 2020

	Americas	EMEA	APAC	Total
Product	$5,250	$6,629	$1,839	$13,718
Services	1,415	1,159	178	2,752
Total	$6,665	$7,788	$2,017	$16,470

Revenue during the year ended December 31, 2019

	Americas	EMEA	APAC	Total
Product	$12,746	$8,430	$1,582	$22,758
Services	3,055	563	63	3,681
Total	$15,801	$8,993	$1,645	$26,439

Schedule of disaggregation of revenue

	Three Months Ended
	March 31,
	2021	2020
Revenue recognized at a point in time	$10,311	$2,694
Revenue recognized over time	1,002	691
Total	$11,313	$3,385

	Years Ended
	December 31,
	2020	2019
Revenue recognized at a point in time	$13,718	$22,758
Revenue recognized over time	2,752	3,681
Total	$16,470	$26,439